SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund

December 31, 2020 (Unaudited)

Principal Amount		Value

Foreign Government Bonds — 65.08%
Angola — 1.64%
$ 285,000	Angolan Government International Bond, 8.00%, 11/26/29	$266,995
225,000	Angolan Government International Bond, 9.13%, 11/26/49	207,212

		474,207

Argentina — 2.15%
397,095	Argentine Republic Government International Bond, 0.13%, 7/9/35	145,072
295,204	Argentine Republic Government International Bond, 0.13%, 1/9/38	120,591
815,000	Argentine Republic Government International Bond, 0.13%, 7/9/41	308,070
110,137	Argentine Republic Government International Bond, 1.00%, 7/9/29	47,799

		621,532

Armenia — 0.80%
200,000	Republic of Armenia International Bond, 7.15%, 3/26/25	229,995

Bahamas — 0.69%
200,000	Bahamas Government International Bond, 5.75%, 1/16/24	198,333

Brazil — 2.20%
400,000	Brazilian Government International Bond, 3.88%, 6/12/30	420,950
200,000	Brazilian Government International Bond, 4.75%, 1/14/50	213,411

		634,361

Chile — 0.74%
200,000	Chile Government International Bond, 2.45%, 1/31/31	213,960

Colombia — 2.47%
200,000	Colombia Government International Bond, 3.13%, 4/15/31	212,478
200,000	Colombia Government International Bond, 3.88%, 4/25/27	222,550
250,000	Colombia Government International Bond, 4.13%, 5/15/51	277,398

		712,426

Croatia — 0.49%
105,000(a)	Croatia Government International Bond, 1.50%, 6/17/31	140,191

Dominican Republic — 5.35%
150,000	Dominican Republic International Bond, 4.88%, 9/23/32	166,274
295,000	Dominican Republic International Bond, 5.50%, 1/27/25	332,760
525,000	Dominican Republic International Bond, 5.88%, 1/30/60	576,887
100,000	Dominican Republic International Bond, 5.95%, 1/25/27	117,413
300,000	Dominican Republic International Bond, 6.40%, 6/5/49	351,090

		1,544,424

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

December 31, 2020 (Unaudited)

Principal Amount		Value

Ecuador — 1.50%
$ 80,000	Ecuador Government International Bond, 0.50%, 7/31/30	$51,220
441,388	Ecuador Government International Bond, 0.50%, 7/31/35	239,563
283,700	Ecuador Government International Bond, 0.50%, 7/31/40	143,269

		434,052

Egypt — 3.35%
400,000	Egypt Government International Bond, 5.25%, 10/6/25	425,230
200,000	Egypt Government International Bond, 7.63%, 5/29/32	226,252
5,250,000	Egypt Treasury Bills, 0.00%, 6/22/21(b)	315,273

		966,755

El Salvador — 1.65%
87,000	El Salvador Government International Bond, 5.88%, 1/30/25	82,317
168,000	El Salvador Government International Bond, 6.38%, 1/18/27	158,886
110,000	El Salvador Government International Bond, 7.65%, 6/15/35	104,137
133,000	El Salvador Government International Bond, 7.75%, 1/24/23	131,836

		477,176

Ghana — 0.73%
200,000	Ghana Government International Bond, 7.63%, 5/16/29	212,233

Hungary — 0.52%
110,000(a)	Hungary Government International Bond, 1.75%, 6/5/35	148,772

Indonesia — 1.78%
200,000	Indonesia Government International Bond, 3.50%, 2/14/50	216,695
270,000	Perusahaan Penerbit SBSN Indonesia III, 3.80%, 6/23/50	297,645

		514,340

Iraq — 0.76%
234,375	Iraq International Bond, 5.80%, 1/15/28	218,848

Kenya — 1.52%
400,000	Kenya Government International Bond, 6.88%, 6/24/24	437,693

Lebanon — 0.55%
36,000	Lebanon Government International Bond, 5.80%, 4/14/21(c)	5,310
66,000	Lebanon Government International Bond, 6.00%, 1/27/23(c)	9,075
85,000	Lebanon Government International Bond, EMTN, 6.10%, 10/4/22(c)	11,900
106,000	Lebanon Government International Bond, GMTN, 6.15%, 12/20/20(c)	15,635
675,000	Lebanon Government International Bond, GMTN, 6.38%, 1/1/25(c)	99,563

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

December 31, 2020 (Unaudited)

Principal Amount		Value

$ 116,000	Lebanon Government International Bond, 8.25%, 4/12/21(c)	$16,240
5,000	Lebanon Government International Bond, 8.25%, 5/17/34(c)	677

		158,400

Mexico — 4.34%
420,000	Mexico Government International Bond, 2.66%, 5/24/31	429,964
475,000	Mexico Government International Bond, 3.77%, 5/24/61	494,704
280,000	Mexico Government International Bond, 4.50%, 1/31/50	328,377

		1,253,045

Nigeria — 1.52%
400,000	Nigeria Government International Bond, 7.88%, 2/16/32	439,353

Oman — 2.75%
265,000	Oman Government International Bond, 6.75%, 10/28/27	286,483
200,000	Oman Government International Bond, 6.75%, 1/17/48	197,710
280,000	Oman Government International Bond, 7.38%, 10/28/32	308,371

		792,564

Peru — 0.84%
220,000	Peruvian Government International Bond, 2.84%, 6/20/30	243,621

Philippines — 1.46%
400,000	Philippine Government International Bond, 2.95%, 5/5/45	422,999

Qatar — 1.85%
200,000	Qatar Government International Bond, 4.40%, 4/16/50	260,996
200,000	Qatar Government International Bond, 4.82%, 3/14/49	272,498

		533,494

Romania — 2.37%
200,000(a)	Romanian Government International Bond, 2.12%, 7/16/31	258,460
100,000(a)	Romanian Government International Bond, 2.63%, 12/2/40	130,008
107,000(a)	Romanian Government International Bond, 3.38%, 1/28/50	149,743
134,000	Romanian Government International Bond, 4.00%, 2/14/51	145,730

		683,941

Russia — 0.87%
200,000	Russian Foreign Bond - Eurobond, 5.10%, 3/28/35	252,383

Saudi Arabia — 2.25%
200,000	Saudi Government International Bond, 2.75%, 2/3/32	211,223
400,000	Saudi Government International Bond, 3.75%, 1/21/55	437,117

		648,340

Serbia — 0.47%
100,000(a)	Serbia International Bond, 3.13%, 5/15/27	137,028

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

December 31, 2020 (Unaudited)

Principal Amount		Value

South Africa — 0.69%
$ 200,000	Republic of South Africa Government International Bond, 5.75%, 9/30/49	$199,782

Sri Lanka — 0.50%
255,000	Sri Lanka Government International Bond, 7.85%, 3/14/29	145,673

Tajikistan — 0.80%
270,000	Republic of Tajikistan International Bond, 7.13%, 9/14/27	231,761

Trinidad & Tobago — 0.76%
200,000	Trinidad & Tobago Government International Bond, 4.50%, 8/4/26	219,575

Tunisia — 2.17%
200,000(a)	Banque Centrale de Tunisie International Bond, 5.63%, 2/17/24	225,968
200,000	Banque Centrale de Tunisie International Bond, 5.75%, 1/30/25	183,152
195,000(a)	Banque Centrale de Tunisie International Bond, 6.38%, 7/15/26	217,812

		626,932

Turkey — 6.46%
200,000	Istanbul Metropolitan Municipality, 6.38%, 12/9/25	202,862
200,000	Turkey Government International Bond, 5.60%, 11/14/24	209,460
200,000	Turkey Government International Bond, 5.75%, 5/11/47	190,219
725,000	Turkey Government International Bond, 5.95%, 1/15/31	755,010
470,000	Turkey Government International Bond, 6.38%, 10/14/25	507,763

		1,865,314

Ukraine — 2.54%
285,000	Ukraine Government International Bond, 0.00%, 5/31/40(d)	293,275
300,000	Ukraine Government International Bond, 7.75%, 9/1/23	328,580
100,000	Ukraine Government International Bond, 7.75%, 9/1/24	110,971

		732,826

United Arab Emirates — 1.76%
200,000	Abu Dhabi Government International Bond, 3.13%, 9/30/49	213,581
290,000	Finance Department Government of Sharjah, 4.00%, 7/28/50	293,818

		507,399

Uruguay — 1.17%
242,599	Uruguay Government International Bond, 4.98%, 4/20/55	336,631

Venezuela — 0.10%
85,000	Venezuela Government International Bond, 7.75%, 10/13/19(c)	7,820

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

December 31, 2020 (Unaudited)

Principal Amount		Value

$ 73,800	Venezuela Government International Bond, 8.25%, 10/13/24(c)	$6,790
170,000	Venezuela Government International Bond, 11.75%, 10/21/26(c)	15,640

		30,250

Zambia — 0.52%
290,000	Zambia Government International Bond, 5.38%, 9/20/22	149,507

Total Foreign Government Bonds		18,790,116

(Cost $18,244,282)

Corporate Bonds — 29.80%
Brazil — 3.59%
200,000	Cemig Geracao e Transmissao SA, 9.25%, 12/5/24	232,560
189,264	MV24 Capital BV, 6.75%, 6/1/34	207,774
190,000	Petrobras Global Finance BV, 6.75%, 6/3/50	236,039
290,000	Petrobras Global Finance BV, 6.85%, 6/5/2115	361,456

		1,037,829

China — 1.32%
400,000	China Evergrande Group, 9.50%, 4/11/22	380,475

Ecuador — 0.94%
289,894	Petroamazonas EP, 4.63%, 12/6/21	271,558

Indonesia — 2.44%
200,000	Indonesia Asahan Aluminium Persero PT, 5.80%, 5/15/50	249,226
445,000	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 4.00%, 6/30/50	456,365

		705,591

Israel — 0.41%
92,816	Delek & Avner Tamar Bond Ltd., 5.08%, 12/30/23(e)	96,061
20,664	Delek & Avner Tamar Bond Ltd., 5.41%, 12/30/25(e)	21,673

		117,734

Malaysia — 0.93%
200,000	Petronas Capital Ltd., 4.55%, 4/21/50	267,718

Mexico — 8.51%
53,000	Mexico City Airport Trust, 3.88%, 4/30/28	54,772
200,000	Mexico City Airport Trust, 5.50%, 7/31/47	209,700
200,000	Petroleos Mexicanos, 5.95%, 1/28/31	198,500
416,000	Petroleos Mexicanos, 6.35%, 2/12/48	374,192
145,000	Petroleos Mexicanos, 6.50%, 3/13/27	152,676
375,000	Petroleos Mexicanos, 6.84%, 1/23/30	390,090
340,000	Petroleos Mexicanos, 6.88%, 8/4/26	370,313

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

December 31, 2020 (Unaudited)

Principal Amount		Value

3,500,000(f)	Petroleos Mexicanos, 7.19%, 9/12/24	$159,127
$ 543,000	Petroleos Mexicanos, 7.69%, 1/23/50	547,290

		2,456,660

Paraguay — 0.74%
200,000	Telefonica Celular del Paraguay SA, 5.88%, 4/15/27	212,760

Peru — 0.77%
200,000	Lima Metro Line 2 Finance Ltd., 4.35%, 4/5/36	221,310

Saudi Arabia — 2.10%
200,000	Saudi Arabian Oil Co., 2.25%, 11/24/30(e)	203,134
200,000	Saudi Arabian Oil Co., 3.25%, 11/24/50(e)	201,921
200,000	Saudi Arabian Oil Co., 3.50%, 11/24/70(e)	201,065

		606,120

South Africa — 1.47%
200,000	Eskom Holdings SOC Ltd., MTN, 6.35%, 8/10/28	222,575
200,000	Stillwater Mining Co., 6.13%, 6/27/22	202,807

		425,382

Trinidad & Tobago — 0.73%
200,000	Trinidad Generation UnLtd, 5.25%, 11/4/27	212,200

United Arab Emirates — 4.56%
200,000	DP World Salaam, 6.00%, 1/1/2169(g)	217,168
360,000	Galaxy Pipeline Assets Bidco Ltd., 1.75%, 9/30/27	365,271
200,000	MDGH - GMTN BV, GMTN, 2.88%, 5/21/30	215,316
200,000	MDGH - GMTN BV, 3.70%, 11/7/49	229,112
280,000	Sharjah Sukuk Program Ltd., 2.94%, 6/10/27	289,723

		1,316,590

United States — 1.04%
400,000	Rutas 2 and 7 Finance Ltd., 0.00%, 9/30/36(b)	299,667

Venezuela — 0.25%
173,584	Petroleos de Venezuela SA, 6.00%, 11/15/26(c)	6,075
260,000	Petroleos de Venezuela SA, 8.50%, 10/27/21(c)	65,000

		71,075

Total Corporate Bonds		8,602,669

(Cost $8,323,149)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

December 31, 2020 (Unaudited)

Contracts		Value

Put Option Purchased — 0.02%
700,000	IRS-USD SWAP, Strike Price USD 1.825%, Expires 5/23/22, Notional Amount $1,277,500	$5,748

Total Put Option Purchased		5,748

(Cost $5,600)

Shares

Investment Company — 1.79%
517,193	U.S. Government Money Market Fund, RBC Institutional Class 1 (h)	517,193

Total Investment Company		517,193

(Cost $517,193)

Total Investments		$27,915,726
(Cost $27,090,224) — 96.69%

Other assets in excess of liabilities — 3.31%		955,874

NET ASSETS — 100.00%		$28,871,600

(a)	Principal amount denoted in Euros.

(b)	Zero Coupon Bond. The rate represents the yield at time of purchase.

(c)	Issuer filed for bankruptcy and/or is in default of interest payments.

(d)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(e)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)	Investment in non-U.S. Dollars. Principal amount reflects local currency.

(g)

Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.

(h)	Affiliated investment.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

December 31, 2020 (Unaudited)

Foreign currency exchange contracts as of December 31, 2020:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Value/Unrealized Appreciation (Depreciation)
CNH	1,412,418	USD	210,917	Citibank N.A.	2/10/21	$ 5,697
CNH	462,380	USD	70,000	Citibank N.A.	2/10/21	913
CNH	1,714,686	USD	260,000	Citibank N.A.	2/10/21	2,971
COP	252,569,430	USD	65,778	Citibank N.A.	2/10/21	8,143
EUR	200,000	USD	242,684	Citibank N.A.	2/10/21	1,882
IDR	4,006,576,000	USD	280,000	Citibank N.A.	2/10/21	7,166
INR	19,531,840	USD	260,000	Citibank N.A.	2/10/21	6,325
INR	4,452,424	USD	59,921	Citibank N.A.	2/10/21	790
INR	4,465,307	USD	59,921	Citibank N.A.	2/10/21	965
INR	3,760,760	USD	50,237	Citibank N.A.	2/10/21	1,042
INR	2,233,623	USD	30,000	Citibank N.A.	2/10/21	456
INR	12,579,877	USD	169,921	Citibank N.A.	2/10/21	1,611
MXN	5,966,721	USD	290,000	Citibank N.A.	2/10/21	8,448
MXN	2,445,000	USD	120,000	Citibank N.A.	2/10/21	2,296
MYR	1,433,950	USD	350,000	BNP Paribas	2/10/21	8,248
RUB	8,695,655	USD	110,000	Citibank N.A.	2/10/21	6,949
RUB	8,804,818	USD	110,000	Citibank N.A.	2/10/21	8,417
TRY	3,828,563	USD	475,000	BNP Paribas	2/10/21	32,496
TRY	401,488	USD	50,000	HSBC Bank Plc	2/10/21	3,219
TRY	313,546	USD	40,000	JP Morgan Chase Bank	2/10/21	1,562
USD	165,689	EUR	135,000	Citibank N.A.	2/10/21	607
						$ 110,203

PEN	776,234	USD	216,251	Citibank N.A.	2/10/21	$ (1,761)
PLN	266,958	EUR	60,177	Citibank N.A.	2/10/21	(2,109)
PLN	83,406	EUR	18,788	Citibank N.A.	2/10/21	(643)
PLN	79,368	EUR	17,930	Citibank N.A.	2/10/21	(675)
PLN	53,091	EUR	11,948	Citibank N.A.	2/10/21	(395)
PLN	89,049	EUR	20,000	Citibank N.A.	2/10/21	(614)
PLN	282,750	EUR	63,874	Citibank N.A.	2/10/21	(2,402)
PLN	80,983	EUR	18,284	Citibank N.A.	2/10/21	(675)
PLN	128,342	EUR	28,999	Citibank N.A.	2/10/21	(1,098)
USD	260,000	CNH	1,705,022	Citibank N.A.	2/10/21	(1,489)
USD	83,254	COP	321,835,060	Citibank N.A.	2/10/21	(10,939)
USD	271,836	EUR	230,000	Citibank N.A.	2/10/21	(9,414)
USD	1,184,898	EUR	996,000	Citibank N.A.	2/10/21	(33,038)
USD	60,000	INR	4,449,444	Citibank N.A.	2/10/21	(670)
USD	140,000	INR	10,389,400	Citibank N.A.	2/10/21	(1,664)
USD	182,895	MXN	3,697,055	Citibank N.A.	2/10/21	(2,028)
USD	54,810	MXN	1,169,026	Citibank N.A.	2/10/21	(3,663)
USD	54,788	MXN	1,169,027	Citibank N.A.	2/10/21	(3,685)
USD	230,000	PHP	11,181,910	Citibank N.A.	2/10/21	(2,360)
USD	30,000	PHP	1,444,710	Citibank N.A.	2/10/21	(21)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

December 31, 2020 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	30,000	PHP	1,447,350	Citibank N.A.	2/10/21	$ (76)
USD	227,891	RUB	17,500,473	Citibank N.A.	2/10/21	(7,475)
USD	317,662	MYR	1,320,395	Deutsche Bank AG	2/10/21	(12,216)
USD	27,725	MYR	113,555	HSBC Bank Plc	2/10/21	(644)
USD	150,000	TRY	1,169,962	HSBC Bank Plc	2/10/21	(5,084)
USD	140,000	TRY	1,096,604	JP Morgan Chase Bank	2/10/21	(5,361)
USD	672,306	OMR	263,275	HSBC Bank Plc	10/20/21	(7,570)
						$ (117,769)

Total						$ (7,566)

Options written as of December 31, 2020:

Contracts	Put Options	Notional Amount		Value
(700,000)	IRS-USD SWAP, Strike Price USD 2.825%, Expires 5/23/22	USD	(1,977,500)	$(1,136)

Financial futures contracts as of December 31, 2020:

Short Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation (Depreciation)	Notional Value		Clearinghouse
10 Year Euro-Bund	4	March 2021	$(4,584)	EUR	$868,056	Citigroup Global Markets Inc.
30 Year U.S. Ultra Treasury Bond	2	March 2021	4,247	USD	427,125	Citigroup Global Markets Inc.
Total			$ (337)

Interest rate swaps as of December 31, 2020:

Fixed Rate	Floating Rate	Payment Frequency	Counterparty	Expiration Date	Notional Amount (000)		Value/Unrealized Appreciation (Depreciation)
5.50%	BRL-HSBCLDN	Expiration	Citigroup Global Markets Inc.	1/2/23	BRL	3,385	$70
5.60%	BRL-HSBCLDN	Expiration	Citigroup Global Markets Inc.	1/2/23	BRL	3,381	674

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

December 31, 2020 (Unaudited)

Fixed Rate	Floating Rate	Payment Frequency	Counterparty	Expiration Date	Notional Amount (000)		Value/Unrealized Appreciation (Depreciation)
4.09%	BRL-HSBCLDN	Expiration	Citigroup Global Markets Inc.	1/2/23	BRL	2,118	$4,063
4.12%	BRL-HSBCLDN	Expiration	Citigroup Global Markets Inc.	1/2/23	BRL	2,116	4,448
4.14%	BRL-HSBCLDN	Expiration	Citigroup Global Markets Inc.	1/2/23	BRL	1,782	3,818
5.57%	BRL-HSBCLDN	Expiration	Citigroup Global Markets Inc.	1/2/23	BRL	1,649	240
2.70%	CNY-CITILDN	Expiration	Citigroup Global Markets Inc.	2/10/26	CNY	4,110	1,170
3.24%	COP-JPMLDN	Expiration	Citigroup Global Markets Inc.	2/10/26	COP	1,793,047	1,149
5.71%	MXN-MSDWLDN	Expiration	Citigroup Global Markets Inc.	1/29/31	MXN	2,491	2,786
5.75%	MXN-MLLDN	Expiration	Citigroup Global Markets Inc.	1/29/31	MXN	1,745	2,227
5.71%	MXN-BNPLDN	Expiration	Citigroup Global Markets Inc.	1/29/31	MXN	1,683	1,839
							$ 22,484
5.40%	BRL-HSBCLDN	Expiration	Citigroup Global Markets Inc.	1/2/23	BRL	5,163	(814)
5.11%	BRL-HSBCLDN	Expiration	Citigroup Global Markets Inc.	1/2/23	BRL	3,106	(2,098)
5.15%	BRL-HSBCLDN	Expiration	Citigroup Global Markets Inc.	1/2/23	BRL	2,242	(1,354)
3.01%	BRL-HSBCLDN	Expiration	Citigroup Global Markets Inc.	1/3/22	BRL	2,240	(3,140)
3.01%	BRL-HSBCLDN	Expiration	Citigroup Global Markets Inc.	1/3/22	BRL	2,240	(3,093)
5.33%	BRL-HSBCLDN	Expiration	Citigroup Global Markets Inc.	1/2/23	BRL	2,239	(633)
3.07%	BRL-HSBCLDN	Expiration	Citigroup Global Markets Inc.	1/3/22	BRL	1,885	(3,726)
3.15%	COP-JPMLDN	Expiration	Citigroup Global Markets Inc.	2/10/26	COP	1,383,208	(772)
3.18%	COP-GSLDN	Expiration	Citigroup Global Markets Inc.	2/10/26	COP	529,376	(78)
							$ (15,708)

Total							$ 6,776

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

December 31, 2020 (Unaudited)

Credit default swaps buy protection as of December 31, 2020:

Fixed Rate	Issuer	Payment Frequency	Counterparty	Expiration Date	Notional Amount (000)		Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)	Value
1.00%	Russian Foreign Bond - Eurobond	Quarterly	HSBC Bank plc	12/20/25	USD	470	$3,067	$(6,234)	$(3,167)
1.00%	Russian Foreign Bond - Eurobond	Quarterly	Morgan Stanley & Co. International plc	12/20/25	USD	460	(4,012)	913	(3,099)
1.00%	Russian Foreign Bond - Eurobond	Quarterly	Barclays Bank plc	12/20/25	USD	150	(1,456)	445	(1,011)
1.00%	Russian Foreign Bond - Eurobond	Quarterly	Citigroup Global Markets Limited	12/20/25	USD	7	(51)	4	(47)
1.00%	Russian Foreign Bond - Eurobond	Quarterly	JPMorgan Chase Bank	12/20/25	USD	23	(162)	7	(155)

Total							$(2,614)	$(4,865)	$(7,479)

Credit default swaps sell protection as of December 31, 2020:

Fixed Rate	Issuer	Payment Frequency	Counterparty	Expiration Date	ICS	Notional Amount (000)	Premium Paid/ (Received)	Unreal. App.	Value

5.00%	Argentina Government International Bond	Quarterly	Barclays Bank plc	12/20/25	0.0301	USD 370	$(81,921)	$3,062	$(78,859)
5.00%	Argentina Government International Bond	Quarterly	Barclays Bank plc	12/20/25	0.0301	USD 150	(33,139)	1,169	(31,970)
1.00%	Turkey Government International Bond	Quarterly	Barclays Bank plc	12/20/25	0.1077	USD 100	(10,294)	1,102	(9,192)
1.00%	Turkey Government International Bond	Quarterly	Citigroup Global Markets Limited	12/20/25	0.1077	USD 150	(28,700)	14,912	(13,788)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

December 31, 2020 (Unaudited)

Fixed Rate	Issuer	Payment Frequency	Counterparty	Expiration Date	ICS	Notional Amount (000)	Premium Paid/ (Received)	Unreal. App.	Value

1.00%	Turkey Government International Bond	Quarterly	Merrill Lynch International	12/20/25	0.1077	USD 460	$ (80,552)	$38,270	$ (42,282)
5.00%	Argentina Government International Bond	Quarterly	Morgan Stanley & Co. International plc	12/20/25	0.0301	USD 120	(26,356)	780	(25,576)

Total							$(260,962)	$59,295	$(201,667)

Abbreviations used are defined below:

BRL - Brazilian Real

CNH - Chinese Yuan Renminbi

CNY - China Yuan

COP - Colombian Peso

EMTN - Euro Medium Term Note

EUR - Euro

GMTN - Global Medium Term Note

IDR - Indonesian Rupiah

INR - Indian Rupee

MTN - Medium Term Note

MXN - Mexican Peso

MYR - Malaysian Ringgit

OMR - Omani Rial

PEN - Peruvian Nuevo Sol

PHP - Philippine Peso

PLN - Polish Zloty

RUB - Russian Ruble

TRY- Turkish Lira

USD - United States Dollar

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

December 31, 2020 (Unaudited)

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets

Foreign Government Bonds	65.08%
Energy	15.56%
Utilities	3.88%
Industrial	3.45%
Financial	2.86%
Basic Materials	1.56%
Government	1.00%
Consumer, Non-cyclical	0.75%
Communications	0.74%
Other*	5.12%

100.00%

* Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, interest rate swaps, credit default swaps, financial futures contracts, options, foreign currency exchange contracts and accrued expenses payable.